Contingencies, commitments and restrictions on the distribution of profits (Details) - Airport	1 Months Ended	12 Months Ended
	Feb. 28, 1998	Dec. 31, 2018
Schedule Of Commitment [Line Items]
Number of airports		52
Argentina | AA2000
Schedule Of Commitment [Line Items]
Number of airports	33	35 [1]
Concesssion agreement extension period	10 years	10 years
Argentina | NQN
Schedule Of Commitment [Line Items]
Number of airports		1
Concesssion agreement extension period		5 years
Argentina | BBL
Schedule Of Commitment [Line Items]
Number of airports		1
Concesssion agreement extension period		10 years
Italy | TA (SAT)
Schedule Of Commitment [Line Items]
Number of airports		1
Italy | TA (ADF)
Schedule Of Commitment [Line Items]
Number of airports		1
Brazil | ICASGA
Schedule Of Commitment [Line Items]
Number of airports		1
Concesssion agreement extension period		5 years
Brazil | ICAB
Schedule Of Commitment [Line Items]
Number of airports		1
Concesssion agreement extension period		5 years
Uruguay | Puerta del Sur
Schedule Of Commitment [Line Items]
Number of airports		1
Uruguay | CAISA
Schedule Of Commitment [Line Items]
Number of airports		1
Ecuador | TAGSA
Schedule Of Commitment [Line Items]
Number of airports		1
Ecuador | ECOGAL
Schedule Of Commitment [Line Items]
Number of airports		1
Armenia | AIA
Schedule Of Commitment [Line Items]
Number of airports		2
Concesssion agreement extension period, description		Option to renew every 5 years
Peru | AAP
Schedule Of Commitment [Line Items]
Number of airports		5
Concesssion agreement extension period, description		Extendable to 2071

[1]	Includes Termas de Rio Hondo Airport, which is operated by AA2000 but is pending government approval to be included in the AA2000 concession.